Property, Plant and Equipment:	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2014
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	529,648	(506,623)	23,025
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
	$19,728,111	$(705,258)	$19,022,853

		Accumulated
	Cost	Depreciation	Net
December 31, 2013
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	529,648	(501,190)	28,458
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	275,010	-	275,010
	$20,003,121	$(699,825)	$19,303,296

[1] Represents the estimated net realizable value of equipment previously intended for use on the Brisas Project.

In April 2012 the Company entered into an Option Agreement with Soltoro Ltd. ("Soltoro") whereby Soltoro granted the Company the right to earn an undivided 51% interest in the La Tortuga Property located in Jalisco State, Mexico (the "Soltoro Agreement"). The Soltoro Agreement required the Company to make aggregate option payments to Soltoro of $650,000 as well as expend $3 million on the property over 3 years. In August 2014, the Company formally advised Soltoro of its decision to discontinue exploration and, as a result, the Company wrote off its $425,010 investment in the La Tortuga property as of June 30, 2014.